SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets and Impairment of long-lived assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Estimated useful life	10 years
Accumulated amortization	¥ 8,632	¥ 6,985
Amortization expense	1,738	1,708	¥ 1,794
Impairment, Long-Lived Asset, Held-for-Use
Impairment recognized	¥ 0	¥ 0	¥ 0